Prospectus Supplement	April 30, 2018

Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Prospectus dated February 28, 2018

Effective April 30, 2018, this prospectus applies only to Putnam Absolute Return 100 Fund, and all references to Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund are removed from this prospectus.

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Statement of Additional Information Supplement	April 30, 2018

Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Statement of Additional Information dated February 28, 2018

Effective April 30, 2018, this statement of additional information (SAI) applies only to Putnam Absolute Return 100 Fund, and all references to Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund are removed from this SAI.

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